Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2025 MYR (RM) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Provision for expected credit losses	$ 148,004		$ 83,669	$ 58,188
Allowance for credit loss	308,639		138,326	52,430
Deferred offering costs	$ 1,271,093
Residual value rate	0.00%	0.00%
Impairment of long lived assets	$ 0		0	0
Contract with Customer, Liability, Current	154,800		36,952
Revenue included in advances from customers	$ 9,589,671		8,915,344	9,775,038
Service tax rate	6.00%	6.00%
Taxable services total	$ 350,394	RM 1,500,000
Service taxes	$ 320,845		346,585	411,742
Unrecognized tax term	12 months	12 months
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
CODM description	CODM regularly reviews entity-wide operating results, especially consolidated revenues and pretax income or loss, when making decisions about allocating resources and assessing performance of the segment, and hence, the Group has only one principal reportable segment.	CODM regularly reviews entity-wide operating results, especially consolidated revenues and pretax income or loss, when making decisions about allocating resources and assessing performance of the segment, and hence, the Group has only one principal reportable segment.
Number of reporting segment (in Segment) | Segment	1	1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Royalty rates	5.00%	5.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Royalty rates	7.50%	7.50%
Advances from Customers [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue included in advances from customers	$ 27,808		$ 50,062	$ 55